Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

[redacted]

13002915

Received SEC
OCT 25 2013
Washington, DC 20549

NYSE EURONEXT

CERTNYS
001-36013

October 25, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, American Homes 4 Rent, Series A participating preferred shares of beneficial interest, $0.01 par value per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 18, 2013. Tentative listing date – October 30, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com